Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date Income Fund - Fidelity Sustainable Target Date Income Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393